Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 121,581	$ 6,452	$ 59,653
Accounts receivable	34,813	36,157	88,793
Inventory	59,209	276,644	296,991
Prepaid expenses and other assets	112,196	7,297	10,339
Total current assets	327,799	326,550	455,776
Property and equipment, net	3,819	677	1,132
Security deposit	6,560
Total assets	338,178	327,227	456,908
Current liabilities
Notes payable, related parties			188,001
Accounts payable	29,539	248,363	128,411
Accrued expenses and taxes	95,462	57,384	31,638
Note payable		50,000
Due to officers/stockholders	520,100	584,789	347,597
Total current liabilities	645,101	940,536	695,647
Deferred rent	6,100
Mandatory convertible debt		393,663
Total liabilities	651,201	1,334,199	695,647
Preferred stock, par value $0.0001 per share, 150,000,000 shares authorized; issued and outstanding as of December 31, 2011 and 2012 and September 30, 2013 as follows:
Series A Preferred stock, 40,000,000 shares designated; 39,441,458 shares issued and outstanding at September 30, 2013	3,944
Series B Convertible Preferred stock; 4 shares designated; 3 shares issued and outstanding at September 30, 2013
Common stock, par value $0.0001, per share, 400,000,000 shares authorized; 28,730,900, 29,502,750 and 92,684,664 shares issued and issuable at December 31, 2011, 2012 and September 30, 2013, respectively	9,269	2,950	2,873
Additional paid-in capital	4,099,655	1,496,050	1,326,127
Accumulated deficit	(4,425,457)	(2,505,972)	(1,567,739)
Treasury stock at cost; 4,339,555 shares	(434)
Total stockholders' deficit	(313,023)	(1,006,972)	(238,739)
Total liabilities and stockholders' deficit	$ 338,178	$ 327,227	$ 456,908
Preferred stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	92,684,664	29,502,750	28,730,900